Borrowing Activity (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Borrowings [Roll Forward]
Borrowings beginning balance	$ 20,874
Borrowings	648
Payments	(950)
Other Activity	93	$ 1	$ 4
Borrowings ending balance	20,665	20,874
Commercial paper with original maturities less than three months
Borrowings [Roll Forward]
Borrowings beginning balance	50
Borrowings	548
Payments	0
Other Activity	1	(2)	2
Borrowings ending balance	599	50
Commercial paper with original maturities greater than three months
Borrowings [Roll Forward]
Borrowings beginning balance	955
Borrowings	99
Payments	(950)
Other Activity	(4)	3	$ 2
Borrowings ending balance	100	955
U.S. and European medium-term notes
Borrowings [Roll Forward]
Borrowings beginning balance	17,942
Borrowings	0
Payments	0
Other Activity	5
Borrowings ending balance	17,947	17,942
Asia International Theme Parks borrowings
Borrowings [Roll Forward]
Borrowings beginning balance	1,145
Borrowings	0
Payments	0
Other Activity	15
Borrowings ending balance	1,160	1,145
Foreign currency denominated debt
Borrowings [Roll Forward]
Borrowings beginning balance	782
Borrowings	1
Payments	0
Other Activity	76
Borrowings ending balance	$ 859	$ 782